UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 136.1%
Corporate — 11.9%
Delta County EDC, Refunding RB,
Mead Westvaco-Escanaba, Series B,
AMT, 6.45%, 4/15/12 (a)	$ 1,500	$ 1,630,785
Dickinson County EDC Michigan,
Refunding RB, International Paper Co.
Project, Series A, 5.75%, 6/01/16	3,900	4,000,581
Michigan Strategic Fund, Refunding RB,
Detroit Edison Co. Project, Series A,
AMT (NPFGC), 5.55%, 9/01/29	10,250	10,279,110
Monroe County EDC Michigan,
Refunding RB, Detroit Edison Co.
Project, Series AA (NPFGC), 6.95%,
9/01/22	13,800	17,135,046
		33,045,522
County/City/Special District/School
District — 44.7%
Adrian City School District Michigan,
GO (AGM) (a):
5.00%, 5/01/14	2,000	2,278,620
5.00%, 5/01/14	1,600	1,822,896
Avondale School District Michigan,
GO (AGC):
4.00%, 5/01/20	1,000	1,015,360
4.30%, 5/01/22	400	407,796
Bay City School District Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/36	9,000	9,257,040
Birmingham City School District
Michigan, GO, School Building & Site
(AGM), 5.00%, 11/01/33	1,000	1,031,070
Charter Township of Canton Michigan,
GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	1,955,018
5.00%, 4/01/26	2,000	2,114,540
5.00%, 4/01/27	500	533,305
City of Oak Park Michigan, GO, Street
Improvement (NPFGC), 5.00%,
5/01/30	500	521,475
County of Genesee Michigan, GO,
Refunding, Series A (NPFGC), 5.00%,
5/01/19	600	649,596

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School
District (continued)
County of Genesee Michigan, GO,
Water Supply System (NPFGC),
5.13%, 11/01/33	$ 1,000	$ 1,014,860
County of Wayne Michigan, GO, Series A,
(NPFGC):
Airport Hotel, Detroit Metropolitan
Airport, 5.00%, 12/01/30	1,750	1,677,148
Building Authority, Capital
Improvement, 5.25%, 6/01/16	1,000	1,003,730
Dearborn Brownfield Redevelopment
Authority, GO, Limited Tax,
Redevelopment, Series A (AGC),
5.50%, 5/01/39	3,300	3,523,146
Detroit City School District Michigan, GO,
Refunding, School Building & Site
Improvement, Series A (AGM), 5.00%,
5/01/21	3,000	3,105,060
Detroit City School District Michigan, GO,
School Building & Site Improvement,
(FGIC):
Series A, 5.38%, 5/01/13 (a)	1,300	1,448,382
Series B, 5.00%, 5/01/28	3,100	3,119,561
Eaton Rapids Public Schools Michigan,
GO, School Building & Site (AGM):
5.25%, 5/01/20	1,325	1,460,336
5.25%, 5/01/21	1,675	1,830,591
Gibraltar School District Michigan, GO,
School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	2,940	3,349,571
(NPFGC), 5.00%, 5/01/28	710	728,801
Grand Blanc Community Schools
Michigan, GO (NPFGC), 5.63%,
5/01/20	1,100	1,141,998
Grand Rapids Building Authority
Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/12	435	476,821
5.50%, 10/01/12	600	657,684
Grand Rapids Public Schools Michigan,
GO, School Building & Site (AGM),
4.13%, 5/01/11	500	508,915

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	EDC	Economic Development Corp.
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.	GAN	Grant Anticipation Notes
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	RB	Revenue Bonds

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.

OCTOBER 31, 2010

1

Schedule of Investments(continued)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School
District (continued)
Gull Lake Community School District,
GO, Refunding (AGM), 4.00%,
5/01/26	$ 995	$ 974,712
Gull Lake Community School District
Michigan, GO, School Building & Site
(AGM) (a):
5.00%, 5/01/14	2,000	2,283,840
5.00%, 5/01/14	3,625	4,139,460
Harper Creek Community School District
Michigan, GO, Refunding (AGM),
5.00%, 5/01/22	1,125	1,217,138
Harper Woods School District Michigan,
GO, Refunding, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	4,345	4,942,220
(NPFGC), 5.00%, 5/01/34	430	437,039
Jenison Public Schools Michigan, GO,
Building and Site (NPFGC), 5.50%,
5/01/19	1,575	1,662,617
L'Anse Creuse Public Schools Michigan,
GO, School Building & Site (AGM):
5.00%, 5/01/12	650	688,552
5.00%, 5/01/24	1,000	1,061,650
5.00%, 5/01/25	1,525	1,612,261
5.00%, 5/01/26	1,600	1,672,208
5.00%, 5/01/35	3,000	3,083,940
Lansing Building Authority Michigan, GO,
Series A (NPFGC), 5.38%, 6/01/13 (a)	1,510	1,692,740
Lincoln Consolidated School District
Michigan, GO, Refunding (NPFGC),
4.63%, 5/01/28	5,500	5,605,710
Livonia Public Schools School District
Michigan, GO, Refunding, Series A
(NPFGC), 5.00%, 5/01/24	1,000	1,038,880
Michigan State Building Authority,
Facilities, Series I:
5.50%, 10/15/11 (a)	145	152,180
5.50%, 10/15/18	2,355	2,438,414
Michigan State Building Authority, RB,
Facilities Program, Series H (AGM),
5.00%, 10/15/26	4,500	4,808,070
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I (AGM), 5.50%, 10/15/11	12,175	12,757,330
Montrose Community Schools, GO
(NPFGC), 6.20%, 5/01/17	1,000	1,209,200
New Haven Community Schools
Michigan, GO, Refunding, School
Building & Site (AGM), 5.00%,
5/01/23	1,500	1,612,320
Orchard View Schools Michigan, GO,
School Building & Site (NPFGC),
5.00%, 11/01/13 (a)	5,320	5,996,810
Pennfield School District Michigan, GO,
School Building & Site (a):
(FGIC), 5.00%, 5/01/14	765	870,149
(NPFGC), 5.00%, 5/01/14	605	688,157
Reed City Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/14 (a)	1,425	1,627,236

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School
District (concluded)
Southfield Public Schools Michigan,
GO, School Building & Site, Series B
(AGM), 5.00%, 5/01/14 (a)	$ 3,500	$ 3,973,305
Thornapple Kellogg School District
Michigan, GO, School Building & Site
(NPFGC), 5.00%, 5/01/32	2,500	2,581,200
Van Dyke Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/28	1,250	1,323,700
West Bloomfield School District
Michigan, GO, Refunding (NPFGC):
5.50%, 5/01/17	1,710	1,805,127
5.50%, 5/01/18	1,225	1,293,147
Zeeland Public Schools Michigan, GO,
School Building & Site (NPFGC),
5.00%, 5/01/29	1,600	1,644,992
		123,527,624
Education — 5.4%
Eastern Michigan University, Refunding
RB, General (AMBAC), 6.00%,
6/01/20	435	440,925
Grand Valley State University Michigan,
RB, General (NPFGC), 5.50%,
2/01/18	2,070	2,310,224
Michigan Higher Education Facilities
Authority, RB, Limited Obligation,
Hillsdale College Project, 5.00%,
3/01/35	1,875	1,859,231
Michigan Higher Education Facilities
Authority, Refunding RB, Limited
Obligation, Creative Studies (a):
5.85%, 6/01/12	1,235	1,336,813
5.90%, 6/01/12	1,145	1,240,298
Michigan Higher Education Student
Loan Authority, RB, AMT (AMBAC),
Student Loan:
Series XVII-B, 5.40%, 6/01/18	2,500	2,502,650
Series XVII-Q, 5.00%, 3/01/31	3,000	2,939,760
Saginaw Valley State University
Michigan, Refunding RB, General
(NPFGC), 5.00%, 7/01/24	2,100	2,184,777
		14,814,678
Health — 22.8%
Dickinson County Healthcare System,
Refunding RB, Series A (ACA), 5.80%,
11/01/24	3,100	3,139,401
Flint Hospital Building Authority
Michigan, Refunding RB (ACA), Hurley
Medical Center:
6.00%, 7/01/20	1,205	1,202,253
Series A, 5.38%, 7/01/20	615	584,275
Kalamazoo Hospital Finance Authority,
RB, Bronson Methodist Hospital
(AGM), 5.25%, 5/15/36	4,750	4,901,002
Kent Hospital Finance Authority
Michigan, RB, Spectrum Health,
Series A (NPFGC), 5.50%, 7/15/11 (a)	3,000	3,138,600

2 BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Health (concluded)
Kent Hospital Finance Authority
Michigan, Refunding RB, Butterworth,
Series A (NPFGC), 7.25%, 1/15/13 (b)	$ 1,955	$ 2,065,829
Michigan State Hospital Finance
Authority, RB:
Ascension Health Senior Credit
Group, 5.00%, 11/15/25	3,700	4,001,772
Hospital, MidMichigan Obligation
Group, Series A (AMBAC), 5.50%,
4/15/18	2,530	2,587,633
McLaren Health Care, Series C,
5.00%, 8/01/35	1,000	1,002,860
MidMichigan Obligation Group,
Series A, 5.00%, 4/15/36	1,750	1,722,718
Michigan State Hospital Finance
Authority, Refunding RB:
Henry Ford Health System, Series A,
5.25%, 11/15/46	2,500	2,495,100
Hospital, Crittenton, Series A,
5.63%, 3/01/27	2,050	2,060,742
Hospital, Oakwood Obligation
Group, Series A, 5.00%, 7/15/25	3,260	3,274,311
Hospital, Oakwood Obligation
Group, Series A, 5.00%, 7/15/37	630	590,304
Hospital, Sparrow Obligated, 5.00%,
11/15/31	3,100	3,095,908
McLaren Health Care, 5.75%,
5/15/38	4,500	4,735,800
Trinity Health Credit, Series A,
6.00%, 12/01/20	2,200	2,226,796
Trinity Health Credit, Series A,
6.25%, 12/01/28	930	1,050,044
Trinity Health Credit, Series A,
6.50%, 12/01/33	1,000	1,137,280
Trinity Health Credit, Series A
(AMBAC), 6.00%, 12/01/10 (a)	90	91,314
Trinity Health Credit, Series A
(AMBAC), 6.00%, 12/01/27	6,310	6,383,259
Trinity Health Credit, Series C,
5.38%, 12/01/23	1,000	1,018,020
Trinity Health Credit, Series C,
5.38%, 12/01/30	3,755	3,776,516
Trinity Health Credit, Series D,
5.00%, 8/15/34	3,100	3,147,275
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,000	1,202,060
Saginaw Hospital Finance Authority
Michigan, Refunding RB, Covenant
Medical Center, Series E (NPFGC),
5.63%, 7/01/13	2,500	2,506,900
		63,137,972
Housing — 4.5%
Michigan State HDA, RB:
Deaconess Tower, AMT (Ginnie
Mae), 5.25%, 2/20/48	1,000	1,019,250
Series A, 6.00%, 10/01/45	6,990	7,344,393
Series A, AMT (NPFGC), 5.30%,
10/01/37	130	130,226

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Housing (concluded)
Michigan State HDA, RB (concluded):
Williams Pavilion, AMT (Ginnie
Mae), 4.75%, 4/20/37	$ 3,890	$ 3,884,126
		12,377,995
State — 11.4%
Michigan Municipal Bond Authority, RB,
Local Government Loan Program,
Group A (AMBAC), 5.50%, 11/01/20	1,065	1,065,469
Michigan Municipal Bond Authority,
Refunding RB, Local Government,
Charter County Wayne, Series B
(AGC):
5.00%, 11/01/14	2,400	2,711,400
5.00%, 11/01/15	1,500	1,696,515
5.00%, 11/01/16	500	575,625
5.38%, 11/01/24	125	139,795
Michigan State Building Authority,
Refunding RB:
Facilities Program, Series I, 6.25%,
10/15/38	3,900	4,352,361
Facilities Program, Series I (AGC),
5.25%, 10/15/24	4,000	4,387,920
Facilities Program, Series I (AGC),
5.25%, 10/15/25	2,000	2,177,260
Facilities Program, Series I (AGC),
5.25%, 10/15/26	600	648,960
Facilities Program, Series II
(NPFGC), 5.00%, 10/15/29	3,500	3,554,740
Series IA (NPFGC), 5.00%,
10/15/32	2,500	2,545,050
State of Michigan, RB, GAN (AGM),
5.25%, 9/15/27	5,250	5,611,672
State of Michigan, COP (AMBAC), 5.54%,
6/01/22 (b)(c)	3,000	2,041,080
		31,507,847
Transportation — 17.2%
County of Wayne Michigan, RB, Detroit
Metropolitan, Wayne County, Series A,
AMT (NPFGC), 5.38%, 12/01/15	10,660	10,679,295
Sturgis Building Authority, RB, Sturgis
Hospital Project (NPFGC), 4.75%,
10/01/34	475	454,684
Wayne County Airport Authority, RB,
Detroit Metropolitan Wayne County
Airport, AMT (NPFGC):
5.25%, 12/01/25	7,525	7,591,446
5.25%, 12/01/26	6,300	6,333,201
5.00%, 12/01/34	9,160	8,575,409
Wayne County Airport Authority,
Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,183,840
5.75%, 12/01/26	1,000	1,040,580
5.38%, 12/01/32	8,700	8,605,344
		47,463,799
Utilities — 18.2%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM),
7.00%, 7/01/36	3,000	3,512,190

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.

OCTOBER 31, 2010

3

Schedule of Investments(continued)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Utilities (concluded)
City of Detroit Michigan, RB (concluded):
Second Lien, Series B (NPFGC),
5.00%, 7/01/13 (a)	$ 1,550	$ 1,720,020
Second Lien, Series B (NPFGC),
5.00%, 7/01/34	2,420	2,423,436
Senior Lien, Series A (AGM), 5.00%,
7/01/25	4,000	4,117,040
Senior Lien, Series A (FGIC), 5.75%,
7/01/11 (a)	5,250	5,479,320
Senior Lien, Series A (NPFGC),
5.00%, 7/01/34	6,900	6,913,179
Series B (NPFGC), 5.25%,
7/01/13 (a)	11,790	13,160,941
City of Detroit Michigan, Refunding RB:
(FGIC), 6.25%, 7/01/12 (b)	525	555,387
Second Lien, Series C (AGM),
5.00%, 7/01/29	10,570	10,699,377
City of Muskegon Heights Michigan, RB,
Series A (NPFGC), 5.63%,
11/01/10 (a)	1,830	1,830,549
		50,411,439
Total Municipal Bonds in Michigan		376,286,876
Guam — 0.6%
Utilities — 0.6%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	1,565	1,586,957
Puerto Rico — 6.6%
County/City/Special District/School
District — 1.9%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C
(AGM), 5.13%, 8/01/42	5,100	5,361,426
Housing — 0.8%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	2,000	2,048,440
State — 2.3%
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	2,100	2,323,839
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A
(NPFGC) (c):
5.19%, 8/01/43	12,500	1,742,375
4.99%, 8/01/46	20,000	2,305,800
		6,372,014
Transportation — 1.6%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	4,000	4,470,960
Total Municipal Bonds in Puerto Rico		18,252,840
Total Municipal Bonds – 143.3%		396,126,673

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (d)	(000)	Value
Michigan — 11.8%
Corporate — 4.6%
Wayne State University, Refunding RB,
General (AGM), 5.00%, 11/15/35	$ 12,210	$ 12,819,645
County/City/Special District/School District — 2.6%
Lakewood Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/37	6,470	7,037,031
Education — 4.6%
Portage Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/31	4,650	4,887,336
Saginaw Valley State University,
Refunding RB, General (AGM), 5.00%,
7/01/31	7,500	7,869,525
		12,756,861
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 11.8%		32,613,537
Total Long-Term Investments
(Cost – $411,782,281) – 155.1%		428,740,210
Short-Term Securities	Shares
BIF Michigan Municipal Money Fund,
0.00% (e)(f)	2,887,016	2,887,016
Total Short-Term Securities
(Cost – $2,887,016) – 1.1%		2,887,016
Total Investments
(Cost – $414,669,297*) – 156.2%		431,627,226
Other Assets Less Liabilities – 2.0%		5,596,986
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (5.9)%		(16,211,194)
Preferred Shares, at Redemption Value – (52.3)%		(144,663,419)
Net Assets Applicable to Common Shares – 100.0%		$ 276,349,599

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 398,709,186
Gross unrealized appreciation	$ 18,062,944
Gross unrealized depreciation	(1,334,904)
Net unrealized appreciation	$ 16,728,040

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Security is collateralized by Municipal or US Treasury obligations.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

4 BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.

OCTOBER 31, 2010

Schedule of Investments(concluded)

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

(e) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	October 31,
Affiliate	2010	Activity	2010	Income
BIF Michigan
Municipal
Money Fund	1,734,583	1,152,433	2,887,016	—

(f) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $428,740,210		— $ 428,740,210
Short-Term
Securities	$ 2,887,016	—	—	2,887,016
Total	$ 2,887,016 $428,740,210		— $ 431,627,226

1 See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.

OCTOBER 31, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: December 22, 2010